Business Combinations - Summary of Fair Values of Identifiable Net Assets (Details) € in Millions, $ in Billions	Oct. 01, 2021 EUR (€)	Dec. 31, 2022 USD ($)
Consideration
Consideration transferred | $		$ 1.0
BioNTech Austria
Assets
Intangible assets	€ 43.3
Other non-financial assets non-current and current	1.5
Total assets	44.8
Liabilities
Other non-financial liabilities non-current and current	15.4
Total liabilities	15.4
Total identifiable net assets at fair value	29.4
Bargain purchase	(2.2)
Consideration transferred	27.2
Consideration
Cash paid	21.7
Contingent consideration liability	5.5
Consideration transferred	€ 27.2